Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Interest and Similar Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Advanced payments received from customers interest (note 4.8)	€ 5,172	€ 0	€ 0
Fair value changes convertible debentures (embedded derivatives)	259	645	0
Derecognition of convertible debentures (embedded derivatives) on conversion	1,912	0	0
Income from currency revaluation	755	354	0
Amortization of deferred day-one gains from convertible debentures	316	0	0
Other interest	13	0	0
Total	8,427	999	0
Advanced payments received from customers interest (note 4.8)	0	1,646	1,497
Interest from financial liabilities measured at amortized cost	6,828	1,096	3,227
Amortization of deferred day-one losses from convertible debentures	3,240	456	0
Expense from currency revaluation (day-one losses)	32	37	0
Lease liabilities interest	49	86	57
Total	€ 10,149	€ 3,321	€ 4,781